Operating segments (Tables)	12 Months Ended
Dec. 31, 2018
Operating segments
Schedule of geographic segments

	2018		2017		2016
Operating revenues:
Domestic (Mexico)	Ps.	18,493,476	Ps.	17,272,946	Ps.	15,694,044
International:
United States of America and Central America*		8,811,674		7,515,240		7,777,516
Total operating revenues	Ps.	27,305,150	Ps.	24,788,186	Ps.	23,471,560

*United States of America represents approximately 32%,  30% and 32% of total revenues from external customers in 2018, 2017 and 2016, respectively.